Related party and employee transactions (Details) - USD ($)				12 Months Ended
	Jun. 06, 2018	Dec. 01, 2017	Sep. 12, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from affiliates				$ 14,805,229	$ 15,056,284
Amounts due to related parties				72,910,425	66,619,920
Accrued interest expense				287,028,427	153,330,358
Taicang Pengchi's non-controlling interest holders
Related Party Transaction [Line Items]
Ownership interest acquired (as a percent)		100.00%
Suzhou Yefang's noncontrolling interest holders
Related Party Transaction [Line Items]
Ownership interest acquired (as a percent)	100.00%
Related Party
Related Party Transaction [Line Items]
Due from affiliates				14,805,230	15,056,284
Due from Related Parties, Total				207,431,741	218,775,342
Amounts due to related parties				72,910,425	66,619,920
Total amounts due to related parties				72,910,425	66,619,920
Related Party | Henan Hongguang Olympic Real Estate Co Ltd
Related Party Transaction [Line Items]
Other receivables				85,595,700	87,047,162
Related Party | Qingdao Huiju
Related Party Transaction [Line Items]
Other receivables				0	0
Related Party | Guangzhou Huanglong Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Other receivables				27,153,613	29,937,746
Related Party | Xinzheng Meihang Network Technology Co., Ltd.
Related Party Transaction [Line Items]
Other receivables				0	0	$ 2,854,538
Due from affiliates				1,047,764	1,065,531
Amounts due to related parties				0	0
Related Party | Xinzheng Meihang Network Technology Co., Ltd. | Loans Receivable
Related Party Transaction [Line Items]
Interest rate (as a percent)						11.50%
Related party debt term						3 years
Related Party | Madison Developments Limited
Related Party Transaction [Line Items]
Other receivables				3,689,595	8,539,686
Advances for operational needs				3,689,595
Related Party | Madison Developments Limited | Loans Receivable
Related Party Transaction [Line Items]
Accrued interest receivable				$ 624,125
Interest rate (as a percent)				15.00%
Related Party | Suzhou Wanzhuo's non-controlling interest holders
Related Party Transaction [Line Items]
Other receivables				$ 28,834,616	29,323,571
Related Party | Taicang Pengchi's non-controlling interest holders
Related Party Transaction [Line Items]
Other receivables				23,494,569	23,892,970
Cash consideration		$ 28,836,311
Related Party | Taicang Pengchi's non-controlling interest holders | Loans Receivable
Related Party Transaction [Line Items]
Working capital funds, noncurrent				23,494,569
Related Party | Henan Qingning Apartment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties				9,707,534	9,984,106
Total non current amounts due to related parties				0	0
Related Party | Suzhou Rongjingchen Real Estate Co., Ltd
Related Party Transaction [Line Items]
Other receivables				19,931,382	20,269,362
Related Party | Others
Related Party Transaction [Line Items]
Other receivables				3,927,036	4,708,561
Due from affiliates				2,463,750	2,505,528
Amounts due to related parties				18,519,868	11,195,093
Related Party | Suzhou Yefang's noncontrolling interest holders
Related Party Transaction [Line Items]
Due from affiliates				11,293,716	11,485,225
Amounts due to related parties				1,512,945	1,538,601
Cash consideration	$ 15,615,240
Related Party | Suzhou Wanzhuos
Related Party Transaction [Line Items]
Amounts due to related parties				$ 2,666,033	2,711,240
Percentage of ownership sold			80.00%
Proceed from equity interest sold			$ 23,687,327
Related Party | Suzhou Wanzhuos | Loans Receivable
Related Party Transaction [Line Items]
Interest rate (as a percent)				4.75%
Working capital funds, noncurrent				$ 28,834,616
Related Party | Suzhou Wanzhuos | Shareholder Service
Related Party Transaction [Line Items]
Working capital funds advanced from related parties current				2,666,033	2,711,240
Related Party | Suzhou Yefang
Related Party Transaction [Line Items]
Working capital funds, noncurrent				11,293,716
Accrued interest expense				1,512,945
Related Party | Suzhou Kairongchen Real Estate Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties				$ 40,504,045	$ 41,190,880
Xinzheng Meihang Network Technology Co., Ltd. | Unsecured Debt
Related Party Transaction [Line Items]
Interest rate (as a percent)					10.00%
Working capital funds advanced from related parties current					$ 2,694,286
Debt term					3 years